Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RiverNorth Funds
Prospectus Date	rr_ProspectusDate	Oct. 08, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 05, 2012